Shareholders' Equity - Components of Company's Regulatory Capital (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Less intangible assets
Qualifying preferred stock	$ 5,501	$ 4,756
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	40,630	38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,295)	(8,403)
Other disallowed intangible assets	(335)	(165)
Other	612	701
Total common equity tier 1 capital	32,612	30,856
Qualifying preferred stock	5,501	4,756
Noncontrolling interests eligible for tier 1 capital	318	408
Total tier 1 capital	38,431	36,020
Eligible portion of allowance for credit losses	4,255	3,957
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,616	3,215
Other	11	16
Total tier 2 capital	6,882	7,188
Total risk-based capital	45,313	43,208
Risk-weighted assets	341,360	317,398
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	40,630	38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,295)	(8,403)
Other disallowed intangible assets	(335)	(165)
Other	612	701
Total common equity tier 1 capital	32,612	30,856
Qualifying preferred stock	5,501	4,756
Noncontrolling interests eligible for tier 1 capital	318	408
Total tier 1 capital	38,431	36,020
Eligible portion of allowance for credit losses	1,204	1,224
Subordinated debt and noncontrolling interests eligible for tier 2 capital	2,616	3,215
Other	11	16
Total tier 2 capital	3,831	4,455
Total risk-based capital	42,262	40,475
Risk-weighted assets	$ 261,668	$ 248,596